Related party transactions (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Related party transactions
Right-of-use assets	$ 214,777		$ 214,777		$ 260,807
Lease liability	215,091		215,091		259,792	$ 2,641,794
MAC Engineering, SASU
Related party transactions
Research and Development	302,058	$ 1,392,983	788,870	$ 1,580,776
California Electric Boat Company Inc.
Related party transactions
Right-of-use assets	0		0		0
Lease liability	0		0		$ 0
Rent expense	$ 69,358	$ 0	$ 136,696	$ 0